Borrowings	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Borrowings
18	BORROWINGS
As of December 31, this item includes:

	Total		Current		Non-current
	2018	2 0 1 9	2018	2019	2018	2019
Bank overdrafts (Note 9)	119	—	119	—	—	—
Bank loans (a)	1,023,481	553,658	810,188	424,362	213,293	129,296
Finance leases (b)	33,488	22,980	13,514	9,749	19,974	13,231
Lease liability for right-of-use asset (c)	—	80,216	—	18,246	—	61,970
Other financial entities (d)	145,584	142,212	2,653	1,903	142,931	140,309

	1,202,672	799,066	826,474	454,260	376,198	344,806

a)	Bank Loans
As of December 31, 2018, and 2019 includes bank loans in local and foreign currency for working capital. These obligations bear fixed interest rates ranging from 1.6% to 15.8% in 2018 and from 1.0% to 12.0% in 2019.

			Current				Non-current
	Interest	Date of	At December, 31				At December, 31
	rate	maturity	2018		2019		2018		2019
GyM S.A.	1.00% / 11.00%	2022	227,770		170,798	(iii)	—		26,401
Graña y Montero S.A.A.	9.10% / 10.10%	2022	206,836	(ii)	112,854	(iv)	125,547	(i)	—
Viva GyM S.A.	7.00% / 12.00%	2020	129,617		110,343		2,102		—
GMP S.A.	5.05% / 6.04%	2026	22,587		30,367		85,644		102,895
GyM Ferrovías S.A.	Libor USD 1M + 2%	2019	209,463		—		—		—
Concar S.A.	15.75%	2019	13,915		—		—		—

			810,188		424,362		213,293		129,296

i)	Credit Suisse Syndicated Loan
In December 2015, the Company entered a US$200 million (equivalent to S/672 million) medium-term loan agreement with Credit Suisse AG, Cayman Islands Branch and Credit Suisse Securities (USA) LLC. The loan term is five years with quarterly installments starting on the 18th month. The loan bears interest at a rate of three months Libor plus 4.9% per year. The funds were used to finance the equity participation in GSP. On June 27, 2017, the Company renegotiated the terms of this loan to correct defaults related to the cancellation of the GSP concession. On June 26, 2019, the capital balance of the loan was paid in full (As of December 31, 2018, the principal balance of the loan amounts to US$37.5 million (equivalent to S/126.7 million).

ii)	GSP Bridge Loan
As of December 31, 2016, the balance of bank loans included US$129 million (S/433 million) of the corporate guarantee issued by the Company to guarantee the bridge loan granted to GSP, However, on June 27, 2017, the Company reached a refinancing agreement with Natixis, BBVA, SMBC and MUFJ for US$78.7 million (S/256.3 million), this amount was used to repay the GSP bridge loan. The new loan matures in June 2020.
On June 28, 2019, the capital balance of the loan was paid in full, (As of December 31, 2018 the principal balance of the loan was US$63.5 million (equivalent to S/214.5 million).

iii)	Financial Stability Framework Agreement
On July 31, 2017, the Company, and certain of our subsidiaries, GyM S.A., Construyendo Pais S.A., Vial y Vives — DSD and Concesionaria Vía Expresa Sur S.A., entered into a Financial Stability Framework Agreement (together with certain complementary contracts, the “Framework Agreement”) with the following financial entities: Scotiabank Perú S.A., Banco Internacional del Perú S.A.A., BBVA Banco Continental, Banco de Crédito del Perú, Citibank del Peru SA and Citibank N.A. The Framework Agreement aims to: (i) grant GyM S.A. a syndicated revolving line of credit for working capital for up to US$1.6 million and S/143.9 million, which may be increased by an additional US$14 million subject to certain conditions; (ii) grant GyM S.A. a line of credit of up to US$51.6 million and S/33.6 million; (iii) grant the Company, GyM S.A., Construyendo Pais S.A., Vial y Vives – DSD and Concesionaria Vía Expresa Sur S.A. a
non-revolving
line of credit to finance reimbursement obligations under performance bonds; (iv) grant a syndicated line of credit in favor of the Company and GyM S.A. for the issuance of performance bonds up to an amount of US$100 million (which may be increased by an additional US$50 million subject to compliance with certain conditions); and (v) to commit to maintain existing standby letters of credit issued at the request of GyM S.A. and the Company, as well as the request of Construyendo Pais S.A., Vial y Vives – DSD and Concesionaria Vía Expresa Sur S.A. In April of 2018, the Group repaid US$72.7 million (equivalent to S/245.8 million) of the facility with the proceeds of the sale of Stracon GyM S.A., and in July of 2018, an additional of US$15.4 million (equivalent to S/52.1 million). In August 2019, the Group paid the entire balance of Tranche B, equivalent to S/9.7 million and US$9.2 million. In September and October 2019, Tranche A was partially paid for S/.0.4 million and US$0.1 million; and S/0.5 million, respectively.

As of December 31, 2019, and the date of this annual report, there was US$44.2 million (equivalent to S/146.6 million).
GyM S.A. requested a waiver for a change in the Financial Stability Framework Agreement, in which at least 50% of the amount of Tranche A and up to 50% of the amount of Tranche A (project valuations) should be presented; the request was accepted by the lenders. As of December 31, 2019
,
and the date of this report, the value of client invoices and the value of project valuations is 65% and 134%, respectively, both percentages comply with the provisions of the approved waivers.
As of December 31,2019 and the date of this report, GyM S.A. is in compliance with the ratios established
under the Financial Stability Framework Agreement and its waivers.

iv)	CS Peru Infrastructure Holdings LLC Loan
In July 2019, the Company entered into a medium
-
term loan credit agreement for up to US$35 million with CS Peru Infrastructure Holdings LLC. The term of the loan is three years, with quarterly installments of principal starting on the 18th month. The loan accrued interest at the following rates per annum: (i) for the period from and including July 31, 2019 (“Closing Date”) to but excluding the date that is 6 months after the Closing Date, 9.10%; (ii) for the period from and including the date that is 6 months after the Closing Date to but excluding the date that is one

year
after the Closing Date, 9.35%; (iii) for the period from and including the date that is one

year
after the Closing Date to but excluding the date that is 30 months after the Closing Date, 9.60%; and (iv) for the period from and including the date that is 30 months after the Closing Date to the third anniversary of the Loan, 10.10%.
The proceeds were used for working capital in the Company, GyM S.A. and Adexus S.A. As of the date of this report, the principal amount outstanding under this loan is still US$35 million (equivalent to S/112.9 million).
On November 21, 2019, due to the filing of a preventive bankruptcy process by its Chilean subsidiary, Adexus S.A., the Company received a communication from CS Peru Infrastructure Holdings LLC informing of the occurrence of an event of default under the terms of the credit agreement, according to section 7.02(e) and 9.09 of the agreement. As a result, as of December 2019, the loan was classified as current liabilities. However, as of February 2020, the Company obtained the waiver, therefore as of the date of this report, the loan was reclassified to non-current liabilities.

b)	Financial Leases

			Current		Non-current
	Interest	Date of	At December, 31		At December, 31
	rate	maturity	2018	2019	2018	2019
Viva GyM S.A.	7.79% / 9.04%	2023	3,488	4,297	8,582	7,399
GyM S.A.	1.98% / 9.07%	2023	4,523	3,395	9,314	5,678
GMP S.A.	4.02% / 6.28%	2022	4,034	1,511	1,522	154
Concar S.A.	4.30% / 5.05%	2020	1,469	546	556	—

			13,514	9,749	19,974	13,231

The minimum payments to be made according to their maturity and the present value of the leasing obligations are as follows:

	At December 31,
	2018	2019
Up to 1 year	15,151	10,826
From 1 to 5 years	21,583	16,813

	36,734	27,639
Future financial charges	(3,246)	(4,659)

Present value of the obligations for finance lease contracts	33,488	22,980

The present value of the finance lease agreements obligations are as follows:

	At December 31,
	2018	2019
Up to 1 year	13,514	9,749
From 1 year to 5 years	19,974	13,231

	33,488	22,980

c)	Lease liability for right-of-use asset (Note 3.1)

			At December, 31
	Interest	Date of	2019
	rate	maturity	Current	Non-current
GMP S.A.	6.59% / 7.80%	2023	10,584	10,261
Graña y Montero S.A.A.	7.88%	2027	4,888	50,362
GyM S.A.	7.65%	2022	1,592	541
Concar S.A.	5.55%	2024	1,171	806
Other minors	6.31% / 10.00%	2020	11	—

			18,246	61,970

The minimum payments to be made according to their maturity and the present value of the lease liability for right-of-use
asset obligations are as follows:

At December 31, 2019
Up to 1 year	24,966
From 1 to 5 years	69,955
Over 5 years	7,603

102,524
Future financial charges	(22,308)

Present value of the lease liability for right-of-use asset obligations	80,216

The present value of the lease liability for
right-of-use
asset obligations are as follows:

At December 31, 2019
Up to 1 year	18,246
From 1 year to 5 years	54,595
Over 5 years	7,375

80,216

d)	Other financial entities
Monetization of Norvial dividends
On May 29, 2018, an investment agreement was signed between the Company and Inversiones Concesion Vial S.A.C. (“BCI Peru”) - with the intervention of Fondo de Inversion BCI NV (“Fondo BCI”) and BCI Management Administradora General de Fondos S.A. (“BCI Asset Management”) to monetize the future dividends on Norvial S.A. that our Company will receive. The transaction amount was US$42.3 million (equivalent to S/138 million) and was completed on June 11, 2018.
It has also been agreed that the Company will have call options on 48.8% of the economic rights of Norvial that BCI Peru will maintain through its participation in Inversiones en Autopistas S.A. Such options will be subject to certain conditions such as the maturity of different terms, recovery of the investment made with the funds of the BCI Fund (according to different economic estimates) and/or the occurrence of a change of control. As of December 31, 2019, the balance of the loan payable amounts to S/142.2 million (S/145.6 million as of December 31, 2018).

e)	Fair value of debt
The book value and fair value of financial liabilities are as follows:

	Carrying amount		Fair value
	At December, 31		At December, 31
	2018	2019	2018	2019
Bank overdrafts	119	—	119	—
Bank loans	1,023,481	553,658	1,152,885	572,019
Finance leases	33,488	22,980	38,399	23,027
Lease liability for right-of-use asset	—	80,216	—	96,799
Other financial entities	145,584	142,212	145,584	142,212

	1,202,672	799,066	1,336,987	834,057

In 2019, fair values are based on discounted cash flows using debt rates between 2.9% and 11.0% (between 2.4% and 8.9% in 2018) and are within level 2 of the fair value hierarchy.